Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Acquisitions [Abstract]
Schedule of Components of the Purchase Price	The following sets forth the components of the purchase price:
Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987
Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596
The following sets forth the components of the purchase price:
Purchase price:
Cash paid to seller	$300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000

Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847

Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980

Net assets acquired	26,867

Non-controlling interest in consolidated subsidiary	56,865

Excess purchase price	$504,998

Purchase price:
Cash paid to seller	$144,750
Shares granted to seller	893,521
Total purchase price	1,038,271

Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847

Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017

Net assets acquired	119,830

Non-controlling interest in consolidated subsidiary	1,190,000

Excess purchase price	$2,108,442
Purchase price:
Shares granted to seller	$424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363

Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246

Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000

Net assets acquired	194,246

Non-controlling interest in consolidated subsidiary	720,581

Excess purchase price	$1,258,698
Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987
Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596

Schedule of Excess Purchase Price Amounts	The following table provides a summary of the preliminary allocation of the excess purchase price.
Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987
Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$106,596
The following table provides a summary of the final allocation of the excess purchase price.
Goodwill	$7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000

Excess purchase price	$504,998
Goodwill	$1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers/Customers	627,610
Excess purchase price	$2,108,442

Goodwill	$64,230
Trade Names & Trademarks	208,304
Know-How and Intellectual Property	858,300
Website	127,864
Excess purchase price	$1,258,698
Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987

Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$106,596

Schedule of unaudited pro-forma combined results of operations	The following presents the unaudited pro-forma combined results of operations of the Company with Plant Camp, WHE, Dune, Denver Bodega, and Brave as if the entities were combined on January 1, 2021.
Year Ended
2021
Revenues	$6,492,696
Net loss attributable to common shareholders	$(44,422,150)
Net loss per share	$(3.43)
Weighted average number of shares outstanding	12,934,549
Year Ended
2022
Revenues	$5,482,827
Net loss attributable to common shareholders	$(36,638,249)
Net loss per share	$(1.66)
Weighted average number of shares outstanding	22,092,836